Share-based compensation (Tables)	12 Months Ended
Jun. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of number and weighted-average exercise prices of share options

	Alignment award
		Wtd. Average
	Options	Exercise Price (USD)
June 30, 2021	6,478,761	8.30
forfeited	—	N/A
exercised	71,086	5.79
June 30, 2022	6,407,675	8.36

June 30, 2022	6,407,675	8.36
forfeited	—	N/A
exercised	210,260	5.79
June 30, 2023	6,197,415	8.55

Summary of inputs used in the measurement of the fair values at grant date of the equity-settled share-based payment plans

Black Scholes Model - Weighted Average Values	Tranche I	Tranche II	Tranche III

Weighted average fair value	$25.42	$22.93	$20.68
Exercise price	$5.79	$8.68	$11.58
Weighted average share price	$31.00	$31.00	$31.00
Expected volatility	60%	60%	60%
Expected life	2.32 years	2.32 years	2.32 years
Risk free rate	0.0%	0.0%	0.0%
Expected dividends	—	—	—

Summary of capital reserve related to stock options and restricted stock awards

	Year Ended June 30,
(in € thousands)	2022	2023

Classified within capital reserve (beginning of year)	76,325	128,628
Expense related to:	52,303	29,825
Share Options (Alignment Grant)	49,837	27,541
Restricted Shares	524	342
Restricted Share Units	1,943	1,914
Employee Share Purchase Program	—	28
Classified within capital reserve (end of year)	128,628	158,453

IPO Related One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of arrangement	Alignment Award	Restoration Award

Type of Award	Share Options	Phantom Shares
Date of first grant	January 20, 2021	January 20, 2021
Number granted	6,478,761	1,875,677
Vesting conditions	25% graded vesting of the granted share options in each of the next four years of service from grant date	The restoration awards are fully vested on the Grant Date.

Other One One-Time Award Package
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Sign-On
Type of arrangement	RSU Award

Type of Award	Restricted Shares Units
Date of first grant	June 1, 2021
Number granted	6,269
Vesting conditions	The restricted shares units vested in full on May 31, 2022.

Supervisory Board Award (Restricted Shares)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Type of
arrangement	Supervisory Board Members plan
Type of Award	Restricted Shares / Restricted Share Units
Date of first grant	January 20, 2021	July 1, 2021	February 9, 2022	July 1, 2022	May 8, 2023
Number granted	15,384	7,393	22,880	11,467	67,264
Vesting conditions	The restricted shares vested in full on December 31, 2021.	The restricted shares vested in full on June 30, 2022.	The restricted shares vested in full on February 8, 2023.	The restricted shares vested in full on June 30, 2023	The restricted shares Units are scheduled to vest in full on May 8, 2024

Long-Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of main features of one-time award package

Key Management Members
Type of arrangement	Long-Term Incentive Plan
Type of Award	Time-vesting RSUs	Non-market performance RSUs	Time-vesting RSUs	Non-market performance RSUs
Date of first grant	July 1, 2021	July 1, 2021	July 1, 2022	July 1, 2022
Number granted	62,217	108,947	255,754	418,352
Vesting conditions	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.	Graded vesting of 1/3 of the time vesting RSUs over the next three years.	3 year’s services from grant date and achievement of a certain level of cumulative gross profit.